Summarised financial information of subsidiaries with material non-controlling interests - Summarised statements of cash flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Cash generated from operations	¥ 80,192	¥ 74,306	¥ (74,499)
Income tax paid	523	20	627
Net cash generated from operating activities	79,669	74,286	(75,126)
Net cash used in investing activities	(30,317)	(52,246)	3,111
Net cash used in financing activities	(68,550)	29,062	45,552
Net (decrease)/increase in cash and cash equivalents	(19,198)	51,102	(26,463)
Cash and cash equivalents at beginning of the year	62,336
Cash and cash equivalents at end of the year	42,836	62,336
Huizhou Pengai
Cash flows from operating activities
Cash generated from operations	19,058	(1,127)	(1,905)
Income tax paid	(8)		(136)
Net cash generated from operating activities	19,050	(1,127)	(2,041)
Net cash used in investing activities	(5,992)	(2,955)	(68)
Net cash used in financing activities	(13,283)	6,344	2,520
Net (decrease)/increase in cash and cash equivalents	(225)	2,262	411
Cash and cash equivalents at beginning of the year	3,368	1,106	695
Cash and cash equivalents at end of the year	3,143	3,368	1,106
Shanghai Pengai
Cash flows from operating activities
Cash generated from operations	15,096	(1,110)	(11,224)
Net cash generated from operating activities	15,096	(1,110)	(11,224)
Net cash used in investing activities	(1,250)	(715)	(20)
Net cash used in financing activities	(13,166)	2,380	10,783
Net (decrease)/increase in cash and cash equivalents	680	555	(461)
Cash and cash equivalents at beginning of the year	678	123	584
Cash and cash equivalents at end of the year	1,358	678	123
Xiuqi Pengai
Cash flows from operating activities
Cash generated from operations	8,472	(3,492)	(81)
Net cash generated from operating activities	8,472	(3,492)	(81)
Net cash used in investing activities	(569)	(997)	(13)
Net cash used in financing activities	(9,111)	8,817	(505)
Net (decrease)/increase in cash and cash equivalents	(1,208)	4,328	(599)
Cash and cash equivalents at beginning of the year	4,432	104	703
Cash and cash equivalents at end of the year	3,224	4,432	104
Haikou Pengai
Cash flows from operating activities
Cash generated from operations	(1,057)	1,771	779
Income tax paid		(20)	(50)
Net cash generated from operating activities	(1,057)	1,751	729
Net cash used in investing activities	(549)	(30)	(594)
Net cash used in financing activities			(586)
Net (decrease)/increase in cash and cash equivalents	(1,606)	1,721	(451)
Cash and cash equivalents at beginning of the year	2,246	525	976
Cash and cash equivalents at end of the year	640	2,246	525
Yantai Pengai
Cash flows from operating activities
Cash generated from operations	(584)	1,691	58
Net cash generated from operating activities	(584)	1,691	58
Net cash used in investing activities	(494)	(421)	(115)
Net cash used in financing activities			(163)
Net (decrease)/increase in cash and cash equivalents	(1,078)	1,270	(220)
Cash and cash equivalents at beginning of the year	1,611	341	561
Cash and cash equivalents at end of the year	¥ 533	¥ 1,611	¥ 341